Statement of financial position, current/non-current (Statement) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets [abstract]
Cash and cash equivalents	$ 794,943	$ 719,897
Current financial assets	79,214	99,089
Trade and other current receivables	1,149,456	572,024
Derivative financial assets	169	140
Other current assets	25,055	29,607
Total current assets	2,048,837	1,420,757
Non-current assets [abstract]
Trade and other non-current receivables	24,737	25,982
Deferred tax assets	4,173	7,666
Property, plant and equipment	3,864	3,985
Right-of-use assets	2,752	2,995
Intangible assets other than goodwill	94,850	73,965
Other non-current assets	5,782	5,614
Total non-current assets	142,708	120,207
Total assets	2,191,545	1,540,964
Current liabilities [abstract]
Trade and other current payables	1,554,943	854,436
Current lease liabilities	1,113	1,076
Current tax liabilities, current	19,351	21,500
Derivative financial liabilities	1,928	1,567
Current financial liabilities	64,632	86,898
Current provisions	759	433
Total current liabilities	1,642,726	965,910
Non-current liabilities [abstract]
Deferred tax liabilities	6,676	3,316
Non-current lease liabilities	1,626	2,309
Total non-current liabilities	8,302	5,625
Total liabilities	1,651,028	971,535
Equity [abstract]
Issued capital	576	590
Share premium	0	7,097
Treasury shares	0	0
Capital reserve	55,453	42,641
Other reserves	(11,035)	(15,885)
Retained earnings	495,254	534,818
Total equity attributable to owners of parent	540,248	569,261
Non-controlling interests	269	168
Total equity	540,517	569,429
Total equity and liabilities	2,191,545	1,540,964
Goodwill	$ 6,550	$ 0